OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Lease	$ 109,054	$ 792,757	$ 328,843
Non-lease	640,327	428,430	628,479
Total operating revenues	749,381	1,221,187	957,322
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	71,236	185,788	35,433
Non-lease	0	0	0
Total operating revenues	71,236	185,788	35,433
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	37,818	606,969	292,720
Non-lease	626,177	406,099	594,775
Total operating revenues	663,995	1,013,068	887,495
Finance lease interest income
Disaggregation of Revenue [Line Items]
Lease			690
Non-lease			0
Total operating revenues	0	0	690
Other income
Disaggregation of Revenue [Line Items]
Lease	0	0	0
Non-lease	14,150	22,331	33,704
Total operating revenues	$ 14,150	$ 22,331	$ 33,704